Financial instruments (Details 17) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Financial assets (CHF million)
Loans	229,743	227,498
Financial liabilities (CHF million)
Short-term borrowings	20,976	14,838
Long-term debt	132,789	146,997
Carrying Value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	73,423	69,783
Loans	207,160	204,551
Other financial assets	154,086	133,498
Financial liabilities (CHF million)
Due to banks and deposits	340,533	320,208
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,630	23,937
Short-term borrowings	15,357	10,325
Long-term debt	69,447	82,223
Other financial liabilities	117,724	89,275
Level 1 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	0	0
Other financial assets	59,834	63,519
Financial liabilities (CHF million)
Due to banks and deposits	199,663	193,288
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	0	0
Level 2 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	72,902	69,755
Loans	205,605	206,214
Other financial assets	92,916	68,568
Financial liabilities (CHF million)
Due to banks and deposits	140,769	126,798
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,630	23,939
Short-term borrowings	15,363	10,328
Long-term debt	65,659	79,032
Other financial liabilities	116,488	88,035
Level 3 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	521	27
Loans	4,454	4,482
Other financial assets	1,711	1,680
Financial liabilities (CHF million)
Due to banks and deposits	10	9
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	4,364	4,546
Other financial liabilities	1,150	1,170
Total - at fair value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	73,423	69,782
Loans	210,059	210,696
Other financial assets	154,461	133,767
Financial liabilities (CHF million)
Due to banks and deposits	340,442	320,095
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,630	23,939
Short-term borrowings	15,363	10,328
Long-term debt	70,023	83,578
Other financial liabilities	117,638	89,205